Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As of June 30, 2018 and December 31, 2017, the Partnership had the following debt amounts outstanding:

(U.S. Dollars in thousands)	Vessel	June 30, 2018	December 31, 2017
$220 million loan facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	$157,142	$165,000
$35 million revolving credit facility	Windsor Knutsen, Bodil Knutsen, Carmen Knutsen	22,000	—
Fortaleza and Recife loan facility	Fortaleza Knutsen & Recife Knutsen	105,000	109,375
Hilda loan facility	Hilda Knutsen	93,846	96,923
$117 million loan facility	Torill Knutsen	—	73,177
Torill loan facility	Torill Knutsen	98,333	—
$172.5 million loan facility	Dan Cisne, Dan Sabia	86,739	91,339
Ingrid loan facility	Ingrid Knutsen	57,802	61,085
Raquel loan facility	Raquel Knutsen	65,799	68,414
Tordis loan facility	Tordis Knutsen	88,521	91,051
Vigdis loan facility	Vigdis Knutsen	89,786	92,316
Lena loan facility	Lena Knutsen	88,200	90,650
Brasil loan facility	Brasil Knutsen	66,485	69,000
Anna loan facility	Anna Knutsen	72,392
$25 million revolving credit facility		25,000	25,000

Total long-term debt		1,117,045	1,033,330

Less: current installments		82,823	95,176
Less: unamortized deferred loan issuance costs		2,617	2,191

Current portion of long-term debt		80,206	92,985

Amounts due after one year		1,034,222	938,154
Less: unamortized deferred loan issuance costs		5,169	4,524

Long-term debt, less current installments and unamortized deferred loan issuance costs		$1,029,053	$933,630

Summary of Partnership's Outstanding Debt Repayable

The Partnership’s outstanding debt of $1,117.0 million as of June 30, 2018 is repayable as follows:

(U.S. Dollars in thousands)	Period repayment	Balloon repayment
Remainder of 2018 (1)	$41,362	$18,427
2019 (2)	71,903	284,678
2020	61,083	—
2021	61,683	70,811
2022	46,347	236,509
2023 and thereafter	62,341	161,901

Total	$344,719	$772,326

(1)

Although $18.4 million of the $77.5 million loan facility financing Ingrid Knutsen is due to mature in December 2018, the Partnership has classified $18.4 million of the loan facility as long-term debt on the face of the consolidated balance sheet as a result of the September 2018 refinancing transaction discussed under Note 18—Subsequent Events.

(2)

Although $141.4 million of the $220 million loan facility and $22 million of the $35 million revolving credit facility financing Windsor Knutsen, Carmen Knutsen and Bodil Knutsen is due to mature in June 2019, the Partnership has classified $163.4 million of such facilities as long-term debt on the face of the consolidated balance sheet as a result of the September 2018 refinancing transaction discussed under Note 18—Subsequent Events. In addition $96.3 million of the $140 million loan facility financing Fortaleza Knutsen and Recife Knutsen is due to mature in June 2019, the Partnership has classified $96.3 million of such facilities as long-term debt on the face of the consolidated balance sheet as a result of the September 2018 refinancing transaction discussed under Note 18—Subsequent Events.